Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets and Investments at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

Dollars in thousands	Fair Value Measurement Using Inputs Considered as	2025	2024
Registered investment companies	Level 1	$379,498	$328,632
Interest in Carpenter Technology Master Trust Fund
Carpenter Technology Stock Fund	Level 1	61,396	42,818
Short-term investment fund	Level 1	1,414	1,121
Common collective trusts	(1)	533,444	451,262
Total investments at fair value		$975,752	$823,833

(1) Investments that are measured at NAV or its equivalent per share as a practical expedient are excluded from the fair value hierarchy. The fair value presented herein permits reconciliation to the Statements of Net Assets Available for Benefits.

The following table represents investments at fair value based on NAV per share as of December 31, 2025 and 2024.

Dollars in thousands	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common collective trusts (1)	$533,444	$451,262	None	Daily	None

(1) The Plan invests in the following common collective trusts:
•Aristotle Value Equity CIT B Fund, which invests primarily in U.S. headquartered companies that have a minimum market capitalization of $2 billion at the time of initial investment, and seeks to maximize long-term capital appreciation.
•Prudential Core Plus Bond Fund Collective Trust, which invests in investment-grade fixed income securities, and seeks to outperform the Barclays Capital U.S. Aggregate Bond Index, which broadly represents the performance of debt securities publicly traded in the United States.
•Vanguard Target Retirement Trust II Collective Trusts, which invest in diversified portfolios of equity and fixed-income securities and are designed to provide age-appropriate asset allocation that becomes more conservative over time.
•Wasatch Core Growth CIT Class A Fund, which invests primarily in equity securities of smaller, growing companies at reasonable prices. It focuses on long-term capital growth, with income as a secondary objective.